MADISON MOSAIC EQUITY TRUST
550 Science Drive
Madison, Wisconsin 53711
Tele: 608.274.0300; Fax: 608.663.9010

               December 16, 2011

BY EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

             RE:         Madison Mosaic Equity Trust (SEC File Nos. 2-80805; 811-3615)

Ladies and Gentlemen:

             Filed herewith is Post-Effective Amendment No. 45 to the Madison Mosaic Equity Trust (“Trust”) Form N-1A Registration Statement relating to a new share class that will be offered by several series of the Trust. Please direct any comments or questions you may have regarding this filing to the undersigned at the telephone number listed above.

Respectfully submitted,

/s/ Pamela M. Krill

Pamela M. Krill
General Counsel and Chief Legal Officer